Intangible and Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible and Other Non-current Assets
20	INTANGIBLE AND OTHER NON-CURRENT ASSETS

	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization, including impairment losses	Net	Cost	Accumulated amortization, including impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	8,213	(6,905)	1,308	7,846	(6,657)	1,189
Computer software	13,016	(9,751)	3,265	12,517	(9,528)	2,989
Goodwill (i)	8,023	(36)	7,987	8,161	(36)	8,125
Other	27,335	(10,889)	16,446	26,135	(9,797)	16,338

Intangible assets	56,587	(27,581)	29,006	54,659	(26,018)	28,641

Other assets			37,338			38,853

			66,344			67,494

(i)	Goodwill primarily relates to the acquisition of Singapore Petroleum Company and PetroIneos Trading Limited, subsidiaries in the Marketing segment, completed in 2009 and 2011, respectively.
The impairment of goodwill shall be tested in combination with its related asset groups. The recoverable amount of all cash-generating units has been determined based on value-in-use
calculations. These
calculations use
post-tax
cash flow projections based on financial budgets prepared by the management. The post-tax
discount rates reflect specific risks relating to the cash-generating unit.
For impairment test of the goodwill, the
post-tax
discount rates ranged 8.5% to 14.7% (2020: 4.9% to 10.5%, 2019: 6.5% to 10.5%) were used by the management, and no impairment loss was charged for the goodwill for the year ended December 31, 2021 (2020: nil, 2019: nil).

In September 2020, the Group sold its major oil and gas pipelines to PipeChina, thus losing control of PetroChina United Pipelines Co., Ltd. (Note 41). The related goodwill generated from the acquisition of CNPC Pipeline United Co., Ltd. in 2015, with carrying amount of RMB 34,285 (including relevant impairment provision), was derecognized accordingly.